Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements Of Changes In Shareholders Equity Abstract
Other comprehensive income (loss), net of tax (expense)	$ (1,665)	$ 6,768	$ 14,424